CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Details 1) - USD ($)	2 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Revenue
Total revenue	$ 3,638,087		$ 23,353,185	$ 17,757,283	$ 9,378,673
Cost of finished cannabis inventory sold	(1,404,323)		(11,155,676)	(9,227,439)	(3,997,617)
Cost of service revenues	(89,210)		(308,641)		(154,353)
Gross profit, excluding fair value items	2,144,554		11,888,868	8,529,844	5,226,703
Realized fair value loss amounts in inventory sold	(460,647)		(2,573,151)	(3,685,338)	(950,461)
Unrealized fair value gain on growth of biological assets	686,867		3,355,797	3,278,572	1,824,226
Gross profit	2,370,774		12,671,514	8,123,078	6,100,468
Expenses
Accretion expense	216,493		1,026,732	491,781	949,811
Amortization of property and equipment	186,415		578,641	750,916	180,015
General and administrative	1,437,353		6,465,877	5,852,236	3,983,250
Share-based compensation	104,359		346,113	70,996	280,819
Total expenses	1,944,620		8,417,363	7,165,929	5,398,892
Income from operations	426,154		4,254,151	957,149	701,576
Other income and (expense)
Interest expense	(69,164)		(370,616)	(402,239)	(197,632)
Other income	49,678		441,487	(3,432)	(17,072)
Gain on debt settlement				453,858	141,180
Unrealized loss on marketable securities				(333,777)	(35,902)
Unrealized gain on warrants asset	400,016		129,113
Loss on disposal of property and equipment	(87,699)		(182,025)	(6,250)	(7,542)
Total other income (expense), net	629,812		(4,545,539)	(291,840)	(1,565,780)
Income from operations before taxes	1,055,966		(291,388)	665,309	(864,204)
Income tax (Note 20)	(383,539)		(370,932)	(245,358)	(150,543)
Net income	672,427		(662,320)	419,951	(1,014,747)
Other comprehensive income (items that may be subsequently reclassified to profit and loss):
Currency translation gain	6,106		(4,562)	(19,235)	(78,181)
Total comprehensive income	678,533		(666,882)	400,716	(1,092,928)
Net income for the year attributable to:
Non-controlling interest	29,607		(129,279)	(27,507)	1,395,558
Shareholders	642,820		(533,041)	447,458	(2,410,305)
Comprehensive income for the year attributable to:
Shareholders	648,926		$ (537,603)	$ 428,223	$ (2,488,486)
Comprehensive Income Loss [Member]
Revenue
Product sales	3,542,037	$ 2,782,125
Service revenue	96,050
Total revenue	3,638,087	2,782,125
Cost of finished cannabis inventory sold	(1,404,323)	(1,264,131)
Cost of service revenues	(89,210)
Gross profit, excluding fair value items	2,144,554	1,517,994
Realized fair value loss amounts in inventory sold	460,647	395,201
Unrealized fair value gain on growth of biological assets	686,867	435,897
Gross profit	2,370,774	1,558,690
Expenses
Accretion expense	216,493	94,411
Amortization of property and equipment	186,415	89,735
General and administrative	1,437,353	1,009,355
Share-based compensation	104,359
Total expenses	1,944,620	1,193,501
Income from operations	426,154	365,189
Other income and (expense)
Interest expense	(69,164)	(70,262)
Other income	49,678	1,777
Gain on debt settlement
Unrealized loss on marketable securities
Unrealized gain on derivative liability	336,981
Unrealized gain on warrants asset	400,016
Loss on disposal of property and equipment	(87,699)
Total other income (expense), net	629,812	(68,485)
Income from operations before taxes	1,055,966	296,704
Income tax (Note 20)	(383,539)	(54,811)
Net income	672,427	241,893
Other comprehensive income (items that may be subsequently reclassified to profit and loss):
Currency translation gain	6,106
Total comprehensive income	$ 678,533	$ 241,893
Gain per share attributable to shareholders – basic and diluted	$ 0.00	$ 0.00
Weighted average shares outstanding – basic and diluted	182,005,886	169,193,812
Net income for the year attributable to:
Non-controlling interest	$ 29,607
Shareholders	642,820	241,893
Comprehensive income for the year attributable to:
Shareholders	648,926	241,893
Total comprehensive income	$ 678,533	$ 241,893